Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2019-1 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Eligible Securitization – 20180731v2.xlsx” (the “Data File”), provided by the Company on July 2, 2019, containing certain information on 36,266 student loans (the “Student Loans”) as of May 31, 2019 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2019-1. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•                  The term “CLASS System” means Navient Solutions, LLC’s (“Navient’s”) servicing system for student loans serviced by Navient.

•                  The term “GUARANTEE System” means the Company’s servicing system.

•                  The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type attached hereto as Exhibit B.

•                  The term “ECMC Interest Rate Document” means a document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 26, 2018, attached hereto as Exhibit C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the
KPMG network of independent member firms affiliated with KPMG International
Cooperative (“KPMG International”), a Swiss entity.

•                  The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans (defined below): #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen within the CLASS System, and Loan Overview and Disbursements Screen, Loan Payment History Screen, NSLDS Screen and ECMC SQL Query Screen within the GUARANTEE System, ECMC Lookup Code Document, and ECMC Interest Rate Document. The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan Files.

I.                 The Selected Student Loans

The Company instructed us to select a random sample of 100 Student Loans from the Data File. We were informed by the Company that two of such selected Student Loans will not be included in the pool forECMC Group Student Loan Trust 2019-1. As such, the Company instructed us to randomly select two additional Student Loans from the Data File.  The resulting 100 selected Student Loans constitutes the “Selected Student Loans,” attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Student Loans we were instructed to randomly select from the Data File.

II.              The Data File

For each Selected Student Loan, we compared the specified attributes listed below contained in the Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Data File to the information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified, constituted an exception. Where applicable, the Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File / Instructions

Origination Date

“FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the Origination Date in the Data File, we were instructed by the Company to compare the origination date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the Origination Date in the Data File.

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document.

If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

Attribute	Loan File / Instructions

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Data File.

In the event the resulting Loan Type (subsidized or non-subsidized) did not agree with the Loan Type in the Data File, we were instructed by the Company to compare the loan type in the “Loan Type” field on the Loan Overview and Disbursement Screen within the GUARANTEE System to the Loan Type in the Data File.

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, and (ii) identify if the First Disbursement Date in the Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Data File.

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Selected Student Loans that are fixed rate(identified as “Fixed” in the Fixed/Floating field in the Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File, (ii) compare the First Disbursement Date in the Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/18-6/30/2019” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Data File.

Attribute	Loan File / Instructions

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Data File, we were instructed by the Company to compare the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Data File.

In the event the latest loan balance before the Cutoff Date in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Data File, the Company instructed us to (i) add the principal payment amounts after the Cutoff Date in the “PRINCIPAL” field or subtract capitalized interest after the Cutoff Date in the “PRINCIPAL” field with a transaction code of 980 on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111 ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between the Cutoff Date and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Data File.

First Disbursement Date

“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the First Disbursement Date in the Data File, we were instructed by the Company to compare the first disbursement date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the First Disbursement Date in the Data File.

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Data File.

In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the Loan Status in the Data File, we were

Attribute	Loan File / Instructions

instructed by the Company to use the latest loan status change information before the Cutoff Date in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Data File.

In the event the Loan Status description on the ECMC Lookup Code Document did not agree with the Loan Status in the Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Data File.

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC Lookup Code Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC Lookup Code Document. We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document.

We were then instructed to compare the resulting School Type to the School Type in the Data File. If the School Type in the Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC Lookup Code Document did not agree with the School Type in the Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen to the “School ID” field in the ECMC Lookup Code Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document.  We were then instructed to compare the resulting School Type to the School Type in the Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

Attribute	Loan File / Instructions

First Repayment Date

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the First Repayment Date in the Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen within the GUARANTEE System to the First Repayment Date in the Data File.

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as “blank” in the “LAST_PAYMENT_DATE” field in the Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Data File, we were instructed by the Company to compare the Last Payment Date on or before the Cutoff Date in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Data File.

Anticipated Payoff Date (Recomputed Anticipated Payoff Date)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Data File, we were instructed by the Company to compare the payoff date on or before the Cutoff Date in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Data File, we were instructed by the Company to compare the state on or before the Cutoff Date in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System to the State in the Data File.

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File and the Loan Files, recomputation methodologies, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA

July 19, 2019

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2019A001	26	2019A026	51	2019A051	76	2019A076
2	2019A002	27	2019A027	52	2019A052	77	2019A077
3	2019A003	28	2019A028	53	2019A053	78	2019A078
4	2019A004	29	2019A029	54	2019A054	79	2019A079
5	2019A005	30	2019A030	55	2019A055	80	2019A080
6	2019A006	31	2019A031	56	2019A056	81	2019A081
7	2019A007	32	2019A032	57	2019A057	82	2019A082
8	2019A008	33	2019A033	58	2019A058	83	2019A083
9	2019A009	34	2019A034	59	2019A059	84	2019A084
10	2019A010	35	2019A035	60	2019A060	85	2019A085
11	2019A011	36	2019A036	61	2019A061	86	2019A086
12	2019A012	37	2019A037	62	2019A062	87	2019A087
13	2019A013	38	2019A038	63	2019A063	88	2019A088
14	2019A014	39	2019A039	64	2019A064	89	2019A089
15	2019A015	40	2019A040	65	2019A065	90	2019A090
16	2019A016	41	2019A041	66	2019A066	91	2019A091
17	2019A017	42	2019A042	67	2019A067	92	2019A092
18	2019A018	43	2019A043	68	2019A068	93	2019A093
19	2019A019	44	2019A044	69	2019A069	94	2019A094
20	2019A020	45	2019A045	70	2019A070	95	2019A095
21	2019A021	46	2019A046	71	2019A071	96	2019A096
22	2019A022	47	2019A047	72	2019A072	97	2019A097
23	2019A023	48	2019A048	73	2019A073	98	2019A098
24	2019A024	49	2019A049	74	2019A074	99	2019A099
25	2019A025	50	2019A050	75	2019A075	100	2019A100

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

ECMC Lookup Code Document

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data File	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status

Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

Exhibit B

School Type

School ID	School Name	Navient School Type	Loan Tape School Type

000000	CLAIMS PROCESSING SCHOOL	2	2-Year
000000	CLAIMS PROCESSING SCHOOL	4	4-Year
000000	CLAIMS PROCESSING SCHOOL	T	Proprietary
000000	CLAIMS PROCESSING SCHOOL	NULL	Consolidation
021715	WESTERN INTERNATIONAL UNIVERSITY	2	2-Year
021715	WESTERN INTERNATIONAL UNIVERSITY	4	4-Year
021715	WESTERN INTERNATIONAL UNIVERSITY	T	Proprietary
021715	WESTERN INTERNATIONAL UNIVERSITY	NULL	Consolidation
004586	PURDUE UNIVERSITY GLOBAL	2	2-Year
004586	PURDUE UNIVERSITY GLOBAL	4	4-Year
004586	PURDUE UNIVERSITY GLOBAL	T	Proprietary
004586	PURDUE UNIVERSITY GLOBAL	NULL	Consolidation
011145	NORTH HARRIS COUNTY COLLEGE	2	2-Year
011145	NORTH HARRIS COUNTY COLLEGE	4	4-Year
011145	NORTH HARRIS COUNTY COLLEGE	T	Proprietary
011145	NORTH HARRIS COUNTY COLLEGE	NULL	Consolidation
001107	SOUTHERN ARKANSAS UNIVERSITY	2	2-Year
001107	SOUTHERN ARKANSAS UNIVERSITY	NULL	Consolidation
001107	SOUTHERN ARKANSAS UNIVERSITY	4	4-Year
025693	LE CORDON BLEU COLLEGE OF CULINARY ARTS	NULL	Consolidation
025693	LE CORDON BLEU COLLEGE OF CULINARY ARTS	2	2-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	2	2-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	4	4-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	T	Proprietary
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	NULL	Consolidation
020988	UNIVERSITY OF PHOENIX	2	2-Year
020988	UNIVERSITY OF PHOENIX	4	4-Year
020988	UNIVERSITY OF PHOENIX	T	Proprietary
020988	UNIVERSITY OF PHOENIX	NULL	Consolidation
010854	THOMAS JEFFERSON SCHOOL OF LAW	4	4-Year
010854	THOMAS JEFFERSON SCHOOL OF LAW	NULL	Consolidation
003213	PORTLAND COMMUNITY COLLEGE	2	2-Year
003213	PORTLAND COMMUNITY COLLEGE	4	4-Year
003213	PORTLAND COMMUNITY COLLEGE	T	Proprietary
003213	PORTLAND COMMUNITY COLLEGE	NULL	Consolidation
004490	PATTEN UNIVERSITY	2	2-Year
004490	PATTEN UNIVERSITY	4	4-Year
001153	CALIF STATE U NORTHRIDGE	2	2-Year
001153	CALIF STATE U NORTHRIDGE	4	4-Year
001153	CALIF STATE U NORTHRIDGE	T	Proprietary
001153	CALIF STATE U NORTHRIDGE	NULL	Consolidation
001459	STRAYER UNIVERSITY	2	2-Year
001459	STRAYER UNIVERSITY	4	4-Year
001459	STRAYER UNIVERSITY	T	Proprietary
001459	STRAYER UNIVERSITY	NULL	Consolidation
011941	AMERICAN UNIVERSITY OF PUERTO RICO	4	4-Year
011941	AMERICAN UNIVERSITY OF PUERTO RICO	T	Proprietary
002402	COPIAH-LINCOLN JUNIOR COLLEGE	2	2-Year
002402	COPIAH-LINCOLN JUNIOR COLLEGE	4	4-Year
001241	MONTEREY INST OF INTERNAT’L STUDIES	4	4-Year
001072	COCHISE COLLEGE	2	2-Year
001072	COCHISE COLLEGE	4	4-Year
011649	LOYOLA MARYMOUNT UNIV	2	2-Year
011649	LOYOLA MARYMOUNT UNIV	4	4-Year
011649	LOYOLA MARYMOUNT UNIV	NULL	Consolidation

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type

022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	2	2-Year
022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	T	Proprietary
022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	NULL	Consolidation
001139	CA STATE UNIVERSITY, LONG BEACH	2	2-Year
001139	CA STATE UNIVERSITY, LONG BEACH	4	4-Year
001139	CA STATE UNIVERSITY, LONG BEACH	NULL	Consolidation
001380	WESTERN CONNECTICUT STATE COLLEGE	2	2-Year
001380	WESTERN CONNECTICUT STATE COLLEGE	4	4-Year
001380	WESTERN CONNECTICUT STATE COLLEGE	NULL	Consolidation
999999	NSLDS DEFAULT SCHOOL	2	2-Year
999999	NSLDS DEFAULT SCHOOL	4	4-Year
999999	NSLDS DEFAULT SCHOOL	T	Proprietary
999999	NSLDS DEFAULT SCHOOL	NULL	Consolidation
002748	LE MOYNE COLLEGE	2	2-Year
002748	LE MOYNE COLLEGE	4	4-Year
002748	LE MOYNE COLLEGE	NULL	Consolidation
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	2	2-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	4	4-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	NULL	Consolidation
011031	TECHNICAL CAREER INSTITUTES	2	2-Year
011031	TECHNICAL CAREER INSTITUTES	4	4-Year
011031	TECHNICAL CAREER INSTITUTES	T	Proprietary
012427	ERIE COMMUNITY COLLEGE SOUTH CAMPU	2	2-Year
012427	ERIE COMMUNITY COLLEGE SOUTH CAMPU	4	4-Year
031277	SOUTHERN NEW ENGLAND SCHOOL OF LAW	4	4-Year
031277	SOUTHERN NEW ENGLAND SCHOOL OF LAW	NULL	Consolidation
009466	KAPLAN CAREER INSTITUTE	2	2-Year
024973	MILAN INSTITUTE	2	2-Year
024973	MILAN INSTITUTE	4	4-Year
024973	MILAN INSTITUTE	T	Proprietary
024973	MILAN INSTITUTE	NULL	Consolidation
023512	IMAGE MAKERS BEAUTY ACADEMY	T	Proprietary
002838	SUNY AT STONY BROOK	2	2-Year
002838	SUNY AT STONY BROOK	4	4-Year
002838	SUNY AT STONY BROOK	T	Proprietary
002838	SUNY AT STONY BROOK	NULL	Consolidation
002129	BOSTON CONSERVATORY	4	4-Year
035424	COPPER MOUNTAIN COLLEGE	2	2-Year
035424	COPPER MOUNTAIN COLLEGE	NULL	Consolidation
003702	AVERETT UNIVERSITY	2	2-Year
003702	AVERETT UNIVERSITY	4	4-Year
003702	AVERETT UNIVERSITY	T	Proprietary
003702	AVERETT UNIVERSITY	NULL	Consolidation
002064	COLLEGE OF SOUTHERN MARYLAND	2	2-Year
002064	COLLEGE OF SOUTHERN MARYLAND	4	4-Year
002064	COLLEGE OF SOUTHERN MARYLAND	NULL	Consolidation
032673	CAPELLA UNIVERSITY	2	2-Year
032673	CAPELLA UNIVERSITY	4	4-Year
032673	CAPELLA UNIVERSITY	NULL	Consolidation
003448	UNIV OF SOUTH CAROLINA	2	2-Year
003448	UNIV OF SOUTH CAROLINA	4	4-Year
003448	UNIV OF SOUTH CAROLINA	NULL	Consolidation
009928	PIEDMONT VIRGINIA COMMUNITY COLLEGE	2	2-Year
009928	PIEDMONT VIRGINIA COMMUNITY COLLEGE	4	4-Year
004910	BRIGHTWOOD CAREER INSTITUTE	2	2-Year
004910	BRIGHTWOOD CAREER INSTITUTE	T	Proprietary
003726	AMERICAN NATIONAL UNIVERSITY	2	2-Year

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type

003726	AMERICAN NATIONAL UNIVERSITY	4	4-Year
003726	AMERICAN NATIONAL UNIVERSITY	T	Proprietary
003726	AMERICAN NATIONAL UNIVERSITY	NULL	Consolidation
003991	GREENVILLE TECHNICAL COLLEGE	2	2-Year
003991	GREENVILLE TECHNICAL COLLEGE	4	4-Year
003991	GREENVILLE TECHNICAL COLLEGE	NULL	Consolidation
001125	CA BAPTIST UNIVERSITY	2	2-Year
001125	CA BAPTIST UNIVERSITY	4	4-Year
001125	CA BAPTIST UNIVERSITY	NULL	Consolidation
004920	TRIDENT TECHNICAL COLLEGE	2	2-Year
004920	TRIDENT TECHNICAL COLLEGE	4	4-Year
004920	TRIDENT TECHNICAL COLLEGE	T	Proprietary
004920	TRIDENT TECHNICAL COLLEGE	NULL	Consolidation
003446	SOUTH CAROLINA STATE UNIVERSITY	2	2-Year
003446	SOUTH CAROLINA STATE UNIVERSITY	4	4-Year
003446	SOUTH CAROLINA STATE UNIVERSITY	T	Proprietary
003446	SOUTH CAROLINA STATE UNIVERSITY	NULL	Consolidation
003993	MIDLANDS TECHNICAL COLLEGE	2	2-Year
003993	MIDLANDS TECHNICAL COLLEGE	4	4-Year
003993	MIDLANDS TECHNICAL COLLEGE	T	Proprietary
003993	MIDLANDS TECHNICAL COLLEGE	NULL	Consolidation
003425	CLEMSON UNIVERSITY	2	2-Year
003425	CLEMSON UNIVERSITY	4	4-Year
003425	CLEMSON UNIVERSITY	NULL	Consolidation
001562	GEORGIA PERIMETER COLLEGE	2	2-Year
001562	GEORGIA PERIMETER COLLEGE	4	4-Year
001562	GEORGIA PERIMETER COLLEGE	NULL	Consolidation
010487	CARROLL TECHNICAL INSTITUTE	4	4-Year
010487	CARROLL TECHNICAL INSTITUTE	T	Proprietary
010487	CARROLL TECHNICAL INSTITUTE	NULL	Consolidation
002102	UNIVERSITY OF BALTIMORE	2	2-Year
002102	UNIVERSITY OF BALTIMORE	4	4-Year
023112	AMERICAN SCHOOL OF TECHNOLOGY	2	2-Year
023112	AMERICAN SCHOOL OF TECHNOLOGY	4	4-Year
023112	AMERICAN SCHOOL OF TECHNOLOGY	T	Proprietary
024992	JAY TRUCK DRIVING TRAINING CENTER	T	Proprietary
001733	NATIONAL-LOUIS UNIVERSITY	4	4-Year
001733	NATIONAL-LOUIS UNIVERSITY	T	Proprietary
001733	NATIONAL-LOUIS UNIVERSITY	NULL	Consolidation
003419	CHARLESTON SOUTHERN UNIVERSITY	2	2-Year
003419	CHARLESTON SOUTHERN UNIVERSITY	4	4-Year
003419	CHARLESTON SOUTHERN UNIVERSITY	NULL	Consolidation
002798	PRATT INSTITUTE	4	4-Year
002798	PRATT INSTITUTE	NULL	Consolidation
002173	NORTH SHORE COMMUNITY COLLEGE	2	2-Year
002173	NORTH SHORE COMMUNITY COLLEGE	4	4-Year
002173	NORTH SHORE COMMUNITY COLLEGE	T	Proprietary
002173	NORTH SHORE COMMUNITY COLLEGE	NULL	Consolidation
004852	CLARK STATE COMMUNITY COLLEGE	2	2-Year
004852	CLARK STATE COMMUNITY COLLEGE	4	4-Year
030723	EVEREST COLLEGE	2	2-Year
030723	EVEREST COLLEGE	4	4-Year
030723	EVEREST COLLEGE	T	Proprietary
030723	EVEREST COLLEGE	NULL	Consolidation
007684	KISHWAUKEE COLLEGE	2	2-Year
007684	KISHWAUKEE COLLEGE	4	4-Year
004934	DAYMAR COLLEGE	2	2-Year

Exhibit B

School ID	School Name	Navient School Type	Loan Tape School Type

004934	DAYMAR COLLEGE	4	4-Year
004934	DAYMAR COLLEGE	T	Proprietary
004934	DAYMAR COLLEGE	NULL	Consolidation
009740	INVER HILLS CMTY COL	2	2-Year
009740	INVER HILLS CMTY COL	4	4-Year
008145	NASHVILLE STATE TECHNICAL INST	2	2-Year
008145	NASHVILLE STATE TECHNICAL INST	4	4-Year
008145	NASHVILLE STATE TECHNICAL INST	T	Proprietary
008145	NASHVILLE STATE TECHNICAL INST	NULL	Consolidation
003531	UNIV OF TENNESSEE - MARTIN	2	2-Year
003531	UNIV OF TENNESSEE - MARTIN	4	4-Year
003531	UNIV OF TENNESSEE - MARTIN	NULL	Consolidation
009566	MIDSOUTH SCHOOL OF BEAUTY	T	Proprietary
002407	HINDS COMMUNITY COLLEGE	2	2-Year
002407	HINDS COMMUNITY COLLEGE	4	4-Year
002407	HINDS COMMUNITY COLLEGE	NULL	Consolidation
003478	AUSTIN PEAY STATE UNIVERSITY	2	2-Year
003478	AUSTIN PEAY STATE UNIVERSITY	4	4-Year
003478	AUSTIN PEAY STATE UNIVERSITY	NULL	Consolidation
030226	LE CORDON BLEU COLLEGE OF CULINARY ARTS	2	2-Year
030226	LE CORDON BLEU COLLEGE OF CULINARY ARTS	4	4-Year
030226	LE CORDON BLEU COLLEGE OF CULINARY ARTS	NULL	Consolidation
011574	BAUDER COLLEGE	2	2-Year
011574	BAUDER COLLEGE	4	4-Year

Exhibit C ECMC Interest Rate Document FFEL "Con,·erted" Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30,2019 (Loans That Were Su bject to the "Windfall Prolits" Provisions of §427A(i) of the HEA) (Table I) 7-t-94 7-1-94 7-1-94 §427A(iX7XA) Page 1 June 26, 2018 COHORT CITATION INTEREST RATE FORMULA (T-Ritt Ratt + Additional Surn a Total) Type of Loan/ Borrower First Disburst"-ment Mnde On or After First Disburse· ment M.nde Jkfort Higher Education Act of 1965, As Amended 91-Day Treasury Bill Rate Additionnl Sum Total Mallmum Rat• INTEREST RATE FOR THE PERIOD 7/1118-6/3012019 SilO% Loans (SDIXB FVARlO) lew b<liT<>..ers) 7-1-88 and 7-23-92 7-23-92 10-1-92 §427A(iXI) §427A(iX7XA) 1.93% 3.25% 5.18% 10% 5.18% 7% l.oons (SDISE FVAR7) {odl bOfTOWC:I"$) 7-23-92 SD 10-1 -92 SE 10-1-92 SD SE §427A(iX3) §427A(iX7XA) 1.93% 3.1% 5.03% 7"/o 5.03% 8% Loons (SDISE FVARS) (old b....OWt<>) 7-23-92 SD/XB 10-1-92 SE 10-1-92 SD SE §427A(iX3) §427A(iX7XA) 1.93% 3.1% 5.03% 8% 5.03% 9% Loons (SDISE FVAR9) (old b<llfo"<rs) 7-23-92 SD 10-1-92 SE 1 0-1-92 SD SE §427A(iX3) §427A(iX7XA) 1.93% 3.1% 5.03% 9% 5.03% 8/10%Loans (SO) (SfJXE PVARlO) (old borrowers) 7-23-92 SD 10-1 -92 SEI.XE 10-1-92 SD 7-1-94 SEIXE §427A(iX3) 1.93% 3.1% 5.03% 10% 5.03%

Exhibit C

ECMC Interest Rate Document

FFEL "Converted" Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30, 2019
(Loans That Were Subject to the "Windfall Profits" Provisions of §427A(i) of the HEA)
(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)				
Type of Loan/ Borrower	**First Disburse-ment Made On or After**	**First Disburse-ment Made Before**	**Higher Education Act of 1965, As Amended**	**91-Day Treasury Bill Rate**	**Additional Sum**	**Total**	**Maximum Rate**	**INTEREST RATE FOR THE PERIOD 7/1/18 – 6/30/2019**
8/10% Loans (SD/XB FVAR10) (new borrowers)	7-1-88 and 7-23-92	7-23-92 10-1-92	§427A(i)(1) §427A(i)(7)(A)	1.93%	3.25%	5.18%	10%	**5.18%**
7% Loans (SD/SE FVAR7) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	1.93%	3.1%	5.03%	7%	**5.03%**
8% Loans (SD/SE FVAR8) (old borrowers)	7-23-92 SD/XB 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	1.93%	3.1%	5.03%	8%	**5.03%**
9% Loans (SD/SE FVAR9) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	1.93%	3.1%	5.03%	9%	**5.03%**
8/10% Loans (SD) (SE/XE FVAR10) (old borrowers)	7-23-92 SD 10-1-92 SE/XE	10-1-92 SD 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	1.93%	3.1%	5.03%	10%	**5.03%**

Page 1 **June 26, 2018**

Exhibit C FFEL Regular Va ria bl c-mte Stafford Lonn lntercst Rntcs for the Period July 1, 2018 tlu·ough June 30,2019 (Ta ble 2) June 26, 2018 Page2 COHORT CITATI ON l!"off ER EST RATE FORi.>' IULA (T-BiU Rate + Addition"I Sum =Total) Type of 'Borrower First DisburS<'-ment Made On or After First Oi,burse-mentMade Before Higher Educ:a tion Act of 1965, As Amended During 91-Day Treasury Bill Rate Additional Sum Total laximum Rate INTEREST R<\TE FOR THE PERIOD 711118-6/30/2019 ""New"' Borrower (SF/X£ EV AR) 10/1192 7/1/94 §427A(cXI) 1.93% 3.1% 5.03% 9% 5.03% "New-Borrower (SFIXE EVAR) 7/1194 (for a period of enrollmeru ending prior 10 7/1/94) §427A(eXI ) 1.93% 3.1% 5.03% 9'!. 5.03% All Borrowers (regardless of prior borrowing) (SOIXG EV AR) 711194 (for a period of enrollmcru lhal includes or begins on or after 7/ J /94) 7/1/95 §427A(fXJ ) 1.93% 3.1% 5.03% 8.25% 5.03%

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)					
Type of Borrower	**First Disbursement Made On or After**	**First Disbursement Made Before**	**Higher Education Act of 1965, As Amended**	**During**	**91-Day Treasury Bill Rate**	**Additional Sum**	**Total**	**Maximum Rate**	**INTEREST RATE FOR THE PERIOD 7/1/18 – 6/30/2019**
"New" Borrower (SE/XE EVAR)	10/1/92	7/1/94	§427A(e)(1)		1.93%	3.1%	5.03%	9%	**5.03%**
"New" Borrower (SE/XE EVAR)	7/1/94 (for a period of enrollment ending prior to 7/1/94)		§427A(e)(1)		1.93%	3.1%	5.03%	9%	**5.03%**
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	7/1/94 (for a period of enrollment that includes or begins on or after 7/1/94)	7/1/95	§427A(f)(1)		1.93%	3.1%	5.03%	8.25%	**5.03%**

Page 2 **June 26, 2018**

Exhibit C FFEL Regular Va riable-rate Stafford Loan Interest Rates fot• the Period July 1, 2018 tht•ou gh .June 30,2019 (fa ble 2) oeriods periods June 26, 2018 Page 3 COHORT CITATION INTEREST RATE FORI\'L'ULA (T-Bill Rott + Addilionul Su mTolui) Typ< of Borrowt'r Fir.;! Oisbur""-nttnt 'ladf' On or After First Disburse-men!M.udt B<fort Hightr Education Act of 1965, AA mtnd<d During 91-0>ly TrtnSUf)' Bill Rat< Additional Sum Total .Maximum Rat< !NT£REST RATE FOR TRE PERJOD 7/1/18-6/3012019 All Borrowers (regardless of prior borrowing) 711195 711198 §427A(g)(2) (SHIXH EV AR) §427A(f)( l ) (SG EV AR) In-school, grace and defem1en1 periods All other 1.93% 1.93% 2.5% 3.1% 4.43% 5.03% 8.25% 8.25% 4.431'. 5.03% All Borrowers (regardless of prior borrowing) 711198 7/JJ2()()1j §427A(jX2) §427A(kX2) (SJ/XIJCAICF./ LA!LEEVAR) §427A(jXI) §427A(kXl) (SIUXK/CWCF/ LM.FEVAR) ln-sehoo grace and defemtent All other periods 1.93% 1.93% 1.7% 2.3% 3.63% 4.23% 8.25% 8.25% 3.63% 4.23%

Exhibit C

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2018 through June 30, 2019
(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)					
Type of Borrower	**First Disburse-ment Made On or After**	**First Disburse-ment Made Before**	**Higher Education Act of 1965, As Amended**	**During**	**91-Day Treasury Bill Rate**	**Additional Sum**	**Total**	**Maximum Rate**	**INTEREST RATE FOR THE PERIOD 7/1/18 – 6/30/2019**
All Borrowers (regardless of prior borrowing)	7/1/95	7/1/98	§427A(g)(2) (SH/XH EVAR)	In-school, grace and deferment periods	1.93%	2.5%	4.43%	8.25%	**4.43%**
			§427A(f)(1) (SG EVAR)	All other periods	1.93%	3.1%	5.03%	8.25%	**5.03%**
All Borrowers (regardless of prior borrowing)	7/1/98	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/ LA/LE EVAR)	In-school, grace and deferment periods	1.93%	1.7%	3.63%	8.25%	**3.63%**
			§427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/ LB/LF EVAR)	All other periods	1.93%	2.3%	4.23%	8.25%	**4.23%**

Page 3 June 26, 2018

Exhibit C FFEL Va•inble-111te PLUS and SLS Loan lnte•·cst Rates for the Period July 1, 2018 through Jw•e 30, 2019 (Tabl e 3) L.DILWEVAR) These loons will !J!l! be subJe<l lospe<:oal allowan<e pa)'lnents dunr1g tloe four quarters endmg 9/30/18.12/31118.3131/201 9. and 6/30/2019. See Secbons 438(b)(2)(CXo)• 438(bX2XCXii); 438(bX2XG)(v);and 438(bX2XH)(v)of lhe Higher Educarion Acl of 1965, as amended. Page 4 June 26, 2018 COHORT CITATION INT£R£ST RAT£ F'ORMULA (r-BillRat<+ Additional Sum = Tot<ol) Type of Loan Fin;t Disburse· mrnt Made On or Afttr First Disburse-mcnt fade Befort Higher Educa1ion Ac1 of 1965,As Amtndtd 91-Day Treasury Bill Rut< One-..-yt'ar Const,1nt i\1{1turity Additional Sum Total ·laximum Rate lNTEREST RATE FOR THE PERIOD 7/1118-6130/2019 PLUSISLS* (SOVAR) 10/1192 §427A(cX4)(B) 2.34% 3.25% 5.59% 12% 5.59% SLS* (SEIXE EVAR) 10/1/92 (for a period of enrollment beginning prior to 7/1194) §427A(cX4)(D) 2.34% 3.1% 5.44% II% 5.44% PLUS* (SEIXE EVAR) 10/1/92 7/1/94 §427A(cX4)(D) 2.34% 3.1% 5.44% 100/o 5.44% PLUS (SG EVAR) 7/1/94 7/1/98 §427A(cX4)(E) 2.34% 3.1% 5.44% 9'/o 5.44% PLUS* (SHIXH EV AR) 7/1/98 1/112000 §427A(jX3) §mA(kX3l 1.93% 3.1% 5.03% 9'/o S.OJ'Ie PLUS (CD/XQ/CHI 1/112000 7/1/2006 §427A(kX3) 1.93% 3.1% 5.03% 9/'o 5.03%

Exhibit C

FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 3)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)					
Type of Loan	**First Disburse-ment Made On or After**	**First Disburse-ment Made Before**	**Higher Education Act of 1965, As Amended**	**91-Day Treasury Bill Rate**	**One-year Constant Maturity**	**Additional Sum**	**Total**	**Maximum Rate**	**INTEREST RATE FOR THE PERIOD 7/1/18 – 6/30/2019**
PLUS/SLS* (SD VAR)		10/1/92	§427A(c)(4)(B)		2.34%	3.25%	5.59%	12%	**5.59%**
SLS* (SE/XE EVAR)	10/1/92 (for a period of enrollment beginning prior to 7/1/94)		§427A(c)(4)(D)		2.34%	3.1%	5.44%	11%	**5.44%**
PLUS* (SE/XE EVAR)	10/1/92	7/1/94	§427A(c)(4)(D)		2.34%	3.1%	5.44%	10%	**5.44%**
PLUS (SG EVAR)	7/1/94	7/1/98	§427A(c)(4)(E)		2.34%	3.1%	5.44%	9%	**5.44%**
PLUS* (SH/XH EVAR)	7/1/98	1/1/2000	§427A(j)(3) §427A(k)(3)	1.93%		3.1%	5.03%	9%	**5.03%**
PLUS (CD/XQ/CH/ LD/LH/ EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	1.93%		3.1%	5.03%	9%	**5.03%**

* These loans will not be subject to special allowance payments during the four quarters ending 9/30/18, 12/31/18, 3/31/2019, and 6/30/2019. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

Page 4 June 26, 2018

Exhibit C

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 4)

COHORT				CITATION	INTEREST RATE FORMULA	
Consolidation Loans Made On or After	**Consolidation Loans Made Before**	**Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After**	**Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before**	**Higher Education Act of 1965, As Amended**	**Method Used to Determine Interest Rate**	**Maxi-mum Rate**
	7/1/94			§428C(c)(1)(B)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded to the nearest whole percent, but may not be less than 9 percent.	
7/1/94 (SE)			11/13/97	§428C(c)(1)(C)	The interest rate is the weighted average of the interest rates on the loans consolidated, rounded upward to the nearest whole percent.	

Page 5 **June 26, 2018**

Exhibit C FFEL Vn •inblc-mtc nnd Fixcd-J"lltc Consolidation Lo:m lntcl'cst Rates fo1·the Period July 1,2018 th•·ough Jw1e 30, 2019 (fable 4) RIUDI Eligible Lender rounded to the nearest higher Page6 June 26, 2018 COHORT CITATION INTEREST RATE f ORMULA Consolidation Loans Made On or After Consolidation Loans Made ll<for< Consolidation Loans for \Vhich tht Loan Application Was Received by an Eligible Lender On or After Consolidation Loans for Which the Loan Application Was Rreeived by an Before Higher Education Act of 1965, As Amtndt.d J\'lethod Used to Determine lntertst Rat e Maxi· Rate 11/13197 (SCIXO EV AR) 1011/98 §427A(I) §428C(cXIXD) The interest rate is determined annually, and equals the bond equivalent rate of91-Day Treasury Bills auctioned on the final auction held before Juno I •of each year, plus3. I0 percent. The interest rate may not exceed the maximum rate. (Fortheperiod July 1, 2018 through June 30,2019 the interest rate for these loans is 1.93 percent plus 3.10 percent or S.OJ percent.) 8.25% 10/1198 (SlJX!JCCICOICK/LC/ LOII.K) 613012010 §427A(k)(4XA) §428C(cXIXA) The interest rate is the weighted average of the interest rates on the loons being consolidated. 118., of one percent. The interest rate may not exceed the maximum rate. 8.25%

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 4)

COHORT				**CITATION**	**INTEREST RATE FORMULA**	
Consolidation Loans Made On or After	**Consolidation Loans Made Before**	**Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After**	**Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before**	**Higher Education Act of 1965, As Amended**	**Method Used to Determine Interest Rate**	**Maxi-mum Rate**
		11/13/97 (SG/XG EVAR)	10/1/98	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually, and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1, 2018 through June 30, 2019 the interest rate for these loans is **1.93** percent plus 3.10 percent or **5.03** percent.)	8.25%
		10/1/98 (SL/XL/CC/CG/CK/LC/LG/LK)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate.	8.25%

Page 6 **June 26, 2018**

Exhibit C FFEL Vn•inblc-mtc nnd Fixcd-J"lltc Consolidation Lo:m lntcl'cst Rates fo1·the Period July 1,2018 th•·ough Jw1e 30, 2019 (fa ble 4) RIUDI Eligible Lender Page7 June 26, 2018 COHORT CITATION INTEREST RATE f ORMULA Consolidation Loans Made On or After Consolidation Loans Made ll<for< Consolidation Loans for \Vhich tht Loan Application Was Received by an Eligible Lender On or After Consolidation Loans f or Which the Loan Application Was Rreeived by an Before Higher Ed ucation Act of 1965, As Amtndt.d J\'lethod Used to Determine lntertst Rat e Maxi· Rate HEAL Portion of the Consolidation Loan 11/13197 613012010 §428C(dX2)(B) The interest rate for the HEAL portion of the consolidation loan is determined annually, and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30. plus 3.0 percent. (For the period July I, 20I 8 through June 30, 20I 9 the interest rate for these loans is 1.88 percent plus 3.00 percent or 4.88 percent.) There is no maximum rate on this ponion of the loan. N/A

Exhibit C

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2018 through June 30, 2019 (Table 4)

COHORT				CITATION	INTEREST RATE FORMULA	
Consolidation Loans Made On or After	**Consolidation Loans Made Before**	**Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After**	**Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before**	**Higher Education Act of 1965, As Amended**	**Method Used to Determine Interest Rate**	**Maxi-mum Rate**
HEAL Portion of the Consolidation Loan		11/13/97	6/30/2010	§428C(d)(2)(B)	The interest rate for the HEAL portion of the consolidation loan is determined annually, and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent. (For the period July 1, 2018 through June 30, 2019 the interest rate for these loans is **1.88** percent plus 3.00 percent or **4.88** percent.) There is no maximum rate on this portion of the loan.	N/A

Page 7 June 26, 2018

Exhibit C Loans First Disbursed on or After July 1, 2006 hn,·e Fixed Rates: June 26, 2018 PageS LOAN TYPE GRA DE LEVEL f it'S!Disbursed July 1, 2006 through June 30, 2008 First Disbursed JulyI, 2008through Jtme 30, 2009 First Disbursed July 1, 2009 tlll'ough June 30, 2010 Subsidized Stafford Undergraduate (CE!CF/CIJCJII..Eil..FILIJLJ) 6.80 6.00 5.60 Graduate (CE/CF/Cl/CJILE/l..F/LI/LJ) 6.80 6.80 6.80 Unsubsidized Stafford Undergraduate (CE!CF/CI/CJ/l..E/l..FILIJLJ) 6.80 6.80 6.80 Grad uate (CE!CF/Cl/CJ/LEILFILJILJ) 6.80 6.80 6.80 PLUS Loans Parent <md Grad Student (CH/CMILHILM) &.50 8.50 8.50

Exhibit C

Loans First Disbursed on or After July 1, 2006 have Fixed Rates:

LOAN TYPE	GRADE LEVEL	First Disbursed July 1, 2006 through June 30, 2008	First Disbursed July 1, 2008 through June 30, 2009	First Disbursed July 1, 2009 through June 30, 2010
Subsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.00	5.60
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
Unsubsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
PLUS Loans	Parent and Grad Student (CH/CM/LH/LM)	8.50	8.50	8.50

Page 8 **June 26, 2018**